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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08743

Invesco Senior Income Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end:         2/28

Date of reporting period:       5/31/17

Item 1. Schedule of Investments.

Invesco Senior Income Trust Quarterly Schedule of Portfolio Holdings May 31, 2017

invesco.com/us VK-CE-SINC-QTR-1 05/17	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2017

(Unaudited)

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Variable Rate Senior Loan Interests–133.35%(b)(c)

Aerospace & Defense–3.52%

Cadence Aerospace, LLC, Term Loan	7.50%	05/09/2018		$2,664	$2,592,810
Consolidated Aerospace Manufacturing, LLC, Term Loan	4.79%	08/11/2022		1,509	1,463,589
IAP Worldwide Services, Revolver Loan (Acquired 07/22/2014; Cost $1,129,324)(d)	0.00%	07/18/2018		1,129	1,106,738
Revolver Loan (Acquired 07/22/2014; Cost $125,480)	1.38%	07/18/2018		125	122,971
Second Lien Term Loan	8.00%	07/18/2019		1,442	1,413,453
Leidos Innovations Corp., Term Loan B	3.31%	08/16/2023		3,864	3,904,828
MHVC Acquisition Corp., Term Loan	6.30%	04/29/2024		961	969,976
NAC Aviation 8 Ltd. (Ireland), Jr. Loan (Acquired 03/24/2017; Cost $2,490,314)	7.49%	12/31/2020		2,490	2,490,314
TransDigm Inc., Term Loan D	4.14%	06/04/2021		2,432	2,444,954
Term Loan E	4.08%	05/16/2022		5,550	5,569,867
Term Loan F	4.04%	06/09/2023		8,934	8,961,031
					31,040,531

Air Transport–2.04%

American Airlines, Inc., Term Loan B	3.49%	12/14/2023		3,738	3,749,259
Avolon TLB Borrower 1 (US) LLC, Term Loan B-1	3.26%	09/16/2020		1,047	1,058,191
Term Loan B-2	3.76%	03/21/2022		7,525	7,627,913
Delta Air Lines, Inc., Revolver Loan (d)	0.00%	10/18/2017		2,004	1,988,573
Gol LuxCo S.A. (Luxembourg), Term Loan	6.50%	08/31/2020		3,076	3,168,529
United Airlines, Inc., Term Loan B	3.42%	04/01/2024		427	430,943
					18,023,408

Automotive–2.02%

Allison Transmission, Inc., Term Loan	3.03%	09/23/2022		1,082	1,093,559
American Axle & Manufacturing, Inc., Term Loan B	3.28%	04/06/2024		2,151	2,150,334
Britax US Holdings Inc., Term Loan	4.65%	10/15/2020		458	389,230
CH Hold Corp., First Lien Delayed Draw Term Loan(d)	0.00%	02/01/2024		90	90,219
Second Lien Term Loan	8.29%	02/01/2025		124	127,573
Term Loan	4.04%	02/01/2024		895	902,193
Dayco Products, LLC, Term Loan (e)	—	05/19/2023		826	829,478
Dealer Tire, LLC, Term Loan	4.94%	12/22/2021		27	27,524
Goodyear Tire & Rubber Co., Second Lien Term Loan	3.00%	04/30/2019		529	533,954
Key Safety Systems, Inc., Term Loan	5.68%	08/29/2021		360	363,433
Midas Intermediate Holdco II, LLC, Term Loan	3.90%	08/18/2021		1,745	1,753,315
Superior Industries International, Inc., Term Loan	7.75%	03/22/2018	EUR	260	292,047
ThermaSys Corp., Term Loan (e)	—	05/03/2019		1,879	1,720,861
Tower Automotive Holdings USA, LLC, Term Loan	3.75%	03/07/2024		2,829	2,829,211
Transtar Holding Co., Exit Term Loan(d)	0.00%	04/11/2022		255	255,231
Exit Term Loan	3.82%	04/11/2022		465	464,996
First Lien Term Loan	5.50%	04/11/2022		1,824	1,680,223
Term Loan	1.00%	04/11/2022		553	516,730
Wand Intermediate I L.P., First Lien Term Loan	4.95%	09/17/2021		1,005	1,018,216
Second Lien Term Loan	8.33%	09/17/2022		732	737,794
					17,776,121

Beverage & Tobacco–0.43%

Arctic Glacier U.S.A. Inc., Term Loan	5.29%	03/20/2024		632	641,057
Constellation Brands Canada, Inc. (Canada), First Lien Term Loan B-1	4.89%	12/15/2023		561	566,552
Culligan Holding, Inc., First Lien Term Loan B-1	5.00%	12/13/2023		1,861	1,878,237
Winebow Holdings, Inc., Second Lien Term Loan (Acquired 06/27/2014; Cost $724,159)	8.54%	12/31/2021		728	683,853
					3,769,699

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Building & Development–3.17%

American Builders & Contractors Supply Co., Inc., Term Loan B-1	3.54%	10/31/2023		$3,397	$3,417,794
Beacon Roofing Supply, Inc., Term Loan	3.75%	10/01/2022		990	997,073
Capital Automotive L.P., Second Lien Term Loan B	7.03%	03/24/2025		1,885	1,932,159
Term Loan B-2	4.03%	03/24/2024		3,393	3,426,516
DiversiTech Holdings, Inc., Second Lien Term Loan(e)	—	06/01/2025		257	261,542
Term Loan(e)	—	06/01/2024		620	623,111
Forterra Finance, LLC, Term Loan	4.04%	10/25/2023		1,832	1,730,872
HD Supply, Inc., Term Loan B-1	3.90%	08/13/2021		244	246,412
Term Loan B-2	3.90%	10/17/2023		1,818	1,831,091
Mueller Water Products, Inc., Term Loan B	3.58%	11/25/2021		265	267,735
Quikrete Holdings, Inc., First Lien Term Loan	3.79%	11/15/2023		6,189	6,176,568
Re/Max LLC, Term Loan	3.90%	12/15/2023		2,099	2,108,274
Realogy Group LLC, Term Loan	3.29%	07/20/2022		4,873	4,914,582
					27,933,729

Business Equipment & Services–14.62%

Acosta, Inc., Term Loan B-1	4.29%	09/26/2021		492	461,254
Allied Universal Holdco, LLC, First Lien Term Loan	4.79%	07/28/2022		2,084	2,098,210
Incremental Delayed Draw Term Loan (d)	0.00%	07/28/2022		585	585,425
Alorica Inc., Term Loan B	5.79%	06/30/2022		1,537	1,548,768
Asurion LLC, Second Lien Term Loan	8.54%	03/03/2021		6,086	6,163,946
Term Loan B-2	4.29%	07/08/2020		7,767	7,809,638
Term Loan B-4	4.29%	08/04/2022		555	558,811
Term Loan B-5	4.04%	11/03/2023		1,970	1,987,650
Blucora, Inc., Term Loan	4.76%	05/22/2024		1,423	1,435,216
Brickman Group Ltd. LLC, First Lien Term Loan	4.03%	12/18/2020		3,606	3,615,379
Revolver Loan(d)	0.00%	12/18/2018		510	474,165
Second Lien Term Loan	7.50%	12/17/2021		294	295,909
Caraustar Industries, Inc., Term Loan	6.65%	03/09/2022		3,042	3,060,460
Change Healthcare Holdings, Inc., Term Loan	3.79%	03/01/2024		4,327	4,346,848
Checkout Holding Corp., Term Loan B	4.54%	04/09/2021		3,069	2,718,303
Cotiviti Corp., First Lien Term Loan B	3.65%	09/28/2023		861	864,572
Term Loan A (Acquired 09/23/2016; Cost $1,129,284)	3.40%	09/28/2021		1,133	1,128,767
CRCI Holdings, Inc., Term Loan	6.65%	08/31/2023		1,208	1,217,441
Crossmark Holdings, Inc., First Lien Term Loan	4.65%	12/20/2019		1,944	1,426,573
Second Lien Term Loan	8.75%	12/21/2020		731	483,668
DigitalGlobe, Inc., Term Loan	3.79%	01/15/2024		2,977	2,986,518
Equinix, Inc., Term Loan B-1	3.54%	01/08/2023		570	575,706
First Data Corp., Term Loan	3.53%	04/26/2024		19,500	19,626,624
Term Loan	4.03%	07/10/2022		130	130,591
Gartner, Inc., Incremental Term Loan B	3.04%	04/05/2024		565	570,009
Term Loan A	3.04%	03/16/2022		455	457,189
Genesys Telecom Holdings, U.S., Inc., Term Loan B-1	5.00%	12/01/2023	EUR	472	538,128
Term Loan B-1	5.16%	12/01/2023		4,005	4,039,048
Global Payments, Inc., Term Loan B-2	3.04%	04/21/2023		2,346	2,364,107
Hillman Group, Inc., Term Loan	4.65%	06/30/2021		1,928	1,945,692
Information Resources, Inc., First Lien Term Loan	5.26%	01/18/2024		3,070	3,106,344
KAR Auction Services, Inc., Term Loan B-2(e)	—	03/11/2021		249	250,589
Term Loan B-3(e)	—	03/09/2023		2,779	2,792,759

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value

Business Equipment & Services–(continued)

Karman Buyer Corp., Incremental Term Loan B-2(e)	—	07/25/2021	$1,517	$1,503,699
Second Lien Term Loan	7.54%	07/25/2022	1,307	1,284,113
Term Loan	4.29%	07/25/2021	374	370,932
Kronos Inc., Term Loan B	4.68%	11/01/2023	2,828	2,858,008
Learning Care Group (US) No. 2 Inc., Term Loan	5.05%	05/05/2021	1,500	1,523,437
Lonestar Intermediate Super Holdings, LLC, Term Loan	10.04%	08/31/2021	2,925	3,029,825
Outfront Media Capital LLC, Term Loan	3.25%	03/18/2024	117	118,260
Peak 10, Inc., Second Lien Term Loan	8.41%	06/17/2022	369	366,153
Prime Security Services Borrower, LLC, Revolver Loan(d)	0.00%	05/02/2022	1,770	1,769,260
Term Loan B-1	4.29%	05/02/2022	1,382	1,395,519
Spin Holdco Inc., First Lien Term Loan	4.40%	11/14/2019	7,814	7,815,630
Synchronoss Technologies, Inc., Term Loan	4.08%	01/19/2024	939	873,560
Tempo Acquisition LLC, Term Loan	4.00%	05/01/2024	5,574	5,601,315
TNS Inc., First Lien Term Loan	5.05%	02/14/2020	1,148	1,160,112
Second Lien Term Loan	9.05%	08/14/2020	184	184,581
Trans Union LLC, Term Loan B-2	3.54%	04/09/2023	4,420	4,469,020
U.S. Security Associates Holdings, Inc., Term Loan	6.15%	07/14/2023	1,396	1,415,895
Ventia Deco LLC, Term Loan B (Acquired 08/16/2016-03/23/2017; Cost $1,449,512)	4.66%	05/21/2022	1,448	1,462,837
Wash MultiFamily Acquisition Inc., First Lien Term Loan	4.29%	05/13/2022	407	407,089
First Lien Term Loan	4.30%	05/16/2022	2,442	2,444,617
Second Lien Term Loan (Acquired 05/04/2015; Cost $20,645)	8.04%	05/14/2023	21	20,767
Second Lien Term Loan (Acquired 05/04/2015; Cost $117,852)	8.04%	05/12/2023	119	118,572
West Corp., Term Loan B-12	3.58%	06/17/2023	1,475	1,478,878
Term Loan B-14	3.54%	06/17/2021	1,885	1,889,986
WEX Inc., Term Loan B	4.54%	07/01/2023	3,689	3,728,031
				128,954,403

Cable & Satellite Television–7.47%

Altice Financing S.A. (Luxembourg), Term Loan	3.91%	07/15/2025	1,082	1,083,793
Altice US Finance I Corp., Term Loan	3.28%	07/15/2025	2,629	2,628,376
Cable One, Inc., Incremental Term Loan B-1	3.43%	05/01/2024	460	464,520
Charter Communications Operating LLC, Term Loan I-1	3.30%	01/15/2024	9,020	9,086,805
CSC Holdings, LLC, Term Loan	3.25%	07/17/2025	8,212	8,210,907
ION Media Networks, Inc., Term Loan B-2	4.50%	12/18/2020	4,377	4,391,104
MCC Iowa, Term Loan J	3.70%	06/30/2021	437	440,450
Mediacom Illinois LLC, Term Loan K	3.20%	02/15/2024	2,179	2,193,133
Numericable-SFR S.A. (France), Term Loan B-10	4.42%	01/14/2025	5,952	5,962,736
Telenet Financing USD LLC, Term Loan A-I	3.74%	06/30/2025	4,948	4,975,641
UPC Financing Partnership, Term Loan AP	3.74%	04/15/2025	9,587	9,647,582
Virgin Media Investment Holdings Ltd. (United Kingdom), Term Loan I	3.74%	01/31/2025	9,692	9,743,354
WaveDivision Holdings, LLC, Term Loan	3.93%	10/15/2019	300	301,502
WideOpenWest Finance, LLC, Term Loan B	4.70%	08/19/2023	3,759	3,784,988
Ziggo Secured Finance Partnership, Term Loan E	3.49%	04/15/2025	2,949	2,951,687
				65,866,578

Chemicals & Plastics–3.05%

Alpha US Bidco, Inc., Term Loan B-1	4.15%	01/31/2024	948	954,424
Ashland LLC, Term Loan B (e)	—	05/25/2024	968	974,201
Axalta Coating Systems US Holdings, Inc., Term Loan B-2 (e)	—	06/30/2024	2,872	2,889,726
Charter NEX US, Inc., First Lien Term Loan	4.29%	05/16/2024	401	402,247
Chemours Co., (The) Term Loan B-1	3.50%	05/12/2022	553	557,552
Colouroz Investment LLC (Germany) First Lien Term Loan B-2	4.00%	09/07/2021	2,601	2,570,963
Second Lien Term Loan B-2	8.40%	09/05/2022	2,386	2,344,233
Term Loan C	4.00%	09/07/2021	430	425,010
Constantia Flexibles Holding GmbH (Austria) Term Loan B-1-A	4.04%	04/30/2022	154	154,514
Term Loan B-2-A	4.04%	04/30/2022	967	971,437

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Chemicals & Plastics–(continued)

Gemini HDPE LLC, Term Loan	4.17%	08/06/2021		$966	$972,979
HII Holding Corp., First Lien Term Loan	4.40%	12/20/2019		1,615	1,626,382
Ineos US Finance LLC, Euro Term Loan	3.25%	02/28/2024	EUR	498	565,993
Term Loan	3.79%	03/31/2022		671	677,827
MacDermid, Inc., Multicurrency Revolver Loan(d)	0.00%	06/07/2018		953	952,669
Revolver Loan(d)	0.00%	06/07/2018		953	952,669
Term Loan B-5	4.54%	06/07/2020		72	72,747
Term Loan B-6	4.04%	06/07/2023		878	885,090
Oxea Finance LLC, First Lien Term Loan B-2	4.40%	01/15/2020		4,528	4,471,364
Proampac PG Borrower LLC, First Lien Term Loan	5.10%	11/20/2023		1,157	1,177,438
Royal Holdings, Inc., Second Lien Term Loan	8.65%	06/19/2023		191	191,475
Tata Chemicals North America Inc., Term Loan	3.94%	08/07/2020		1,070	1,073,606
Versum Materials, Term Loan	3.65%	09/30/2023		984	996,643
					26,861,189

Clothing & Textiles–1.26%

ABG Intermediate Holdings 2 LLC, First Lien Term Loan B-1	5.15%	05/27/2021		3,152	3,180,000
Second Lien Term Loan (Acquired 05/22/2014-04/12/2017; Cost $1,261,054)	9.65%	05/27/2022		1,270	1,285,414
Ascena Retail Group, Inc., Term Loan B	5.63%	08/21/2022		2,089	1,794,932
Oak Parent, Inc., Term Loan	5.54%	10/26/2023		1,499	1,496,704
Samsonite IP Holdings, S.a.r.l. (Luxembourg), Term Loan B	3.29%	08/01/2023		1,078	1,089,925
Varsity Brands Holding Co., Inc., First Lien Term Loan	4.50%	12/10/2021		2,247	2,264,432
					11,111,407

Conglomerates–0.36%

CeramTec Acquisition Corp., Term Loan B-1	3.95%	08/30/2020		860	868,755
Term Loan B-2	3.95%	08/30/2020		103	104,532
Term Loan B-3	3.95%	08/30/2020		262	264,361
Penn Engineering & Manufacturing Corp., Incremental Term Loan B	4.03%	08/29/2021		577	580,699
RGIS Services, LLC, Term Loan	8.65%	03/31/2023		1,030	1,030,106
Spectrum Brands, Inc., Term Loan	3.17%	06/23/2022		355	357,179
					3,205,632

Containers & Glass Products–3.03%

Berlin Packaging, LLC, Second Lien Term Loan	7.75%	09/30/2022		397	400,309
Term Loan	4.51%	10/01/2021		2,138	2,149,094
Berry Plastics Corp., Term Loan I	3.52%	10/01/2022		564	569,206
Term Loan J	3.49%	01/19/2024		664	668,857
Term Loan L	3.24%	01/06/2021		1,364	1,373,346
BWAY Holding Co., Term Loan (e)	—	04/03/2024		459	459,052
Consolidated Container Co. LLC, Term Loan (e)	—	05/22/2024		983	991,383
Coveris Holdings S.A., Term Loan (e)	—	05/08/2019		635	629,744
Duran Group (Germany), Term Loan B-2	5.40%	03/21/2024		3,450	3,470,433
Flex Acquisition Co., Inc., Term Loan	4.40%	12/29/2023		760	764,387
Fort Dearborn Holding Co., Inc., First Lien Term Loan	5.15%	10/19/2023		2,484	2,499,903
Second Lien Term Loan	9.65%	10/19/2024		203	199,980
Hoffmaster Group, Inc., First Lien Term Loan	5.54%	11/21/2023		1,870	1,894,924
ICSH, Inc., Delayed Draw Term Loan(d)	0.00%	04/28/2024		228	227,615
First Lien Term Loan(e)	—	04/29/2024		1,259	1,260,638
Multi Packaging Solutions, Inc., Term Loan B	4.25%	09/30/2020		1,487	1,489,406
Term Loan D	4.25%	10/14/2023		517	517,680
Ranpak Corp., Second Lien Term Loan	8.25%	10/03/2022		135	134,540
Term Loan B-1	4.29%	10/01/2021		413	414,702

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Containers & Glass Products–(continued)

Reynolds Group Holdings Inc., Incremental Term Loan	4.04%	02/05/2023		$4,325	$4,350,309
Tekni-Plex, Inc., Second Lien Term Loan (Acquired 04/15/2015; Cost $247,403)	8.79%	06/01/2023		249	249,541
Term Loan B-1	4.54%	06/01/2022		264	265,401
TricorBraun Inc., Delayed Draw Term Loan(d)	0.00%	11/30/2023		158	157,971
Term Loan	4.90%	11/30/2023		1,559	1,575,757
					26,714,178

Cosmetics & Toiletries–0.76%

Coty Inc., Incremental Term Loan B	3.50%	10/27/2022		1,288	1,294,993
Galleria Co., Term Loan B	4.00%	09/29/2023		2,884	2,908,545
Prestige Brands, Inc., Term Loan B-4	3.79%	01/26/2024		2,490	2,513,143
					6,716,681

Drugs–2.42%

BPA Laboratories, First Lien Term Loan	3.67%	04/29/2020		1,916	1,743,645
Second Lien Term Loan	3.67%	04/29/2020		1,666	1,366,155
Endo LLC, Term Loan	5.31%	04/27/2024		4,216	4,293,849
Grifols Worldwide Operations USA, Inc., Term Loan B	3.20%	01/31/2025		8,815	8,840,502
Valeant Pharmaceuticals International, Inc. (Canada), Term Loan B F-1	5.75%	04/01/2022		5,020	5,115,579
					21,359,730

Ecological Services & Equipment–1.10%

Advanced Disposal Services, Inc., Term Loan	3.70%	11/10/2023		4,994	5,035,501
Casella Waste Systems, Inc., Term Loan B-1	3.75%	10/17/2023		570	573,101
PHM France Holdco 19 S.A.S. (France), Term Loan B	3.75%	04/11/2023	EUR	83	94,237
PSSI Holdings LLC, Term Loan	4.80%	12/02/2021		1,416	1,429,937
Waste Industries USA, Inc., Term Loan B	3.79%	02/27/2020		570	575,607
WCA Waste Systems Inc., Term Loan	3.75%	08/11/2023		1,979	1,987,303
					9,695,686

Electronics & Electrical–17.88%

4L Technologies Inc., Term Loan	5.50%	05/08/2020		4,436	4,271,133
Almonde, Inc. (United Kingdom) First Lien Term Loan(e)	—	04/26/2024	EUR	965	1,101,206
First Lien Term Loan(e)	—	04/26/2024		6,890	6,912,478
Second Lien Term Loan(e)	—	04/28/2025		427	436,388
Blackboard Inc., Term Loan B-4	6.16%	06/30/2021		3,663	3,680,984
Cavium, Inc., Term Loan B-1	3.28%	08/16/2022		1,759	1,767,309
CommScope, Inc., Term Loan 5	3.04%	12/29/2022		2,558	2,574,352
Compuware Corp., Term Loan B-3	5.29%	12/15/2021		402	405,688
CPI International, Inc., Term Loan B	4.30%	04/07/2021		951	954,452
Dell International LLC, Term Loan A-2	3.30%	09/07/2021		5,193	5,217,771
Term Loan B	3.55%	09/07/2023		8,939	9,001,585
Diamond US Holding LLC, Term Loan B	4.29%	04/06/2024		1,854	1,857,147
Diebold Nixdorf, Inc., Term Loan B	3.75%	11/06/2023		2,134	2,152,132
Go Daddy Operating Co., LLC, Term Loan	3.54%	02/15/2024		6,914	6,943,415
Term Loan	3.75%	04/03/2018	EUR	8,784	9,891,706
Hyland Software, Inc., Second Lien Term Loan(e)	—	05/23/2025		109	111,048
Term Loan	4.29%	07/01/2022		216	217,686
Integrated Device Technology, Inc., Term Loan B (Acquired 04/04/2017; Cost $870,791)	6.00%	04/04/2024		873	878,391
Interoute Finco PLC (Luxembourg), Term Loan B	3.75%	11/14/2023	EUR	384	436,598
Kemet Corp., Term Loan	7.17%	04/26/2024		1,406	1,405,727
Lattice Semiconductor Corp., Term Loan	5.25%	03/10/2021		2,038	2,038,424
Lully Finance LLC, First Lien Term Loan B-4	3.75%	10/14/2022	EUR	607	691,746
Second Lien Term Loan B-1	9.53%	10/16/2023		802	798,042
Second Lien Term Loan B-2	7.25%	10/16/2023	EUR	282	319,799

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Electronics & Electrical–(continued)

MA Finance Co., LLC, Term Loan B-2	3.67%	11/19/2021		$4,156	$4,161,278
Term Loan B-3(e)	—	04/18/2024		1,071	1,072,517
MACOM Technology Solutions Holdings, Inc., Term Loan	3.24%	05/17/2024		2,507	2,508,420
Mediaocean LLC, First Lien Term Loan	5.30%	08/15/2022		1,863	1,880,949
Meter Reading Holding, LLC, Term Loan	6.95%	08/29/2023		2,093	2,127,124
Micron Technology, Inc., Term Loan	3.55%	04/26/2022		1,507	1,525,032
Microsemi Corp., Term Loan B	3.33%	01/15/2023		3,852	3,873,468
Mirion Technologies, Inc., Term Loan	5.90%	03/31/2022		1,324	1,324,740
MKS Instruments, Inc., Term Loan B-2	3.79%	05/01/2023		1,399	1,412,367
MTS Systems, Term Loan B	5.25%	07/05/2023		1,233	1,249,719
NeuStar, Inc., Term Loan B-1(e)	—	09/02/2019		557	563,614
Term Loan B-2(e)	—	03/01/2024		2,129	2,156,151
Oberthur Technologies of America Corp., Term Loan B-1	4.90%	01/10/2024		1,082	1,089,027
Term Loan B-2(d)	0.00%	12/15/2023		1,765	1,764,975
Omnitracs, Inc., Second Lien Term Loan	8.90%	05/25/2021		160	160,734
Term Loan	4.90%	11/25/2020		2,497	2,514,439
ON Semiconductor Corp., Term Loan	3.29%	03/31/2023		7,016	7,058,803
Optiv Inc., Second Lien Term Loan	8.44%	01/31/2025		310	306,238
Term Loan	4.44%	02/01/2024		1,677	1,663,325
Quest Software US Holdings Inc., Term Loan	7.05%	10/31/2022		4,636	4,728,480
Ramundsen Holdings, LLC, Second Lien Term Loan	9.65%	01/31/2025		122	123,950
Term Loan	5.40%	02/01/2024		304	307,781
Riverbed Technology, Inc., Term Loan	4.30%	04/25/2022		419	414,524
Rocket Software, Inc., Second Lien Term Loan	10.65%	10/14/2024		504	506,181
Term Loan	5.40%	10/14/2023		3,303	3,332,852
RP Crown Parent, LLC, Term Loan	4.54%	10/12/2023		781	789,034
Seattle Spinco, Inc., Term Loan (e)	—	04/18/2024		7,234	7,242,971
SS&C Technologies, Inc., Term Loan B-1	3.29%	07/08/2022		2,211	2,227,230
Term Loan B-2	3.29%	07/08/2022		154	154,782
Sybil Software LLC, Term Loan	4.40%	09/30/2023		5,216	5,290,386
Tempe Holdco Corp., Term Loan B	4.29%	12/01/2023		2,320	2,345,782
TTM Technologies, Inc., Term Loan B	5.29%	05/31/2021		1,541	1,569,450
Verifone, Inc., Term Loan B	3.80%	07/08/2021		999	1,003,690
Veritas US Inc., Term Loan B-1	6.63%	01/27/2023	EUR	5,594	6,324,136
Term Loan B-1	6.77%	01/27/2023		2,234	2,240,291
VF Holding Corp., Term Loan B-1	4.29%	06/30/2023		1,602	1,607,284
Western Digital Corp., Term Loan B-2	3.78%	04/29/2023		11,239	11,356,473
Zebra Technologies Corp., Term Loan	3.60%	10/27/2021		3,602	3,635,694
					157,679,098

Equipment Leasing–0.06%

Delos Finance S.a.r.l., Term Loan	3.40%	10/06/2023		206	208,154
Flying Fortress Inc., Term Loan	3.40%	10/30/2022		338	341,502
					549,656

Financial Intermediaries–2.87%

Black Knight InfoServ, LLC, Term Loan B	3.31%	05/27/2022		590	595,944
Geo Group, Inc., Term Loan	3.25%	03/23/2024		1,057	1,060,440
iPayment Inc., Term Loan (Acquired 04/07/2017; Cost $1,308,580)	7.16%	04/11/2023		1,322	1,331,555
LPL Holdings, Inc., Term Loan	3.77%	03/10/2024		2,432	2,448,084
MoneyGram International, Inc., Term Loan	4.40%	03/27/2020		5,097	5,108,323
RJO Holdings Corp., Term Loan (Acquired 04/12/2017; Cost $1,577,922)	9.08%	05/05/2022		1,594	1,577,776
Term Loan (Acquired 04/12/2017; Cost $561,039)	13.06%	05/05/2022		567	560,987

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Financial Intermediaries–(continued)

RPI Finance Trust, Term Loan B-6	3.15%	03/27/2023		$8,009	$8,050,239
SAM Finance Lux S.a.r.l. (Luxembourg), Term Loan	4.39%	12/17/2020		1,073	1,082,646
Stiphout Finance LLC, Second Lien Term Loan (Acquired 07/23/2015; Cost $47,939)	9.04%	10/26/2023		48	48,024
Term Loan	4.79%	10/26/2022		1,034	1,040,738
TMF Group Holdco B.V. (Netherlands), Term Loan B-2	3.50%	10/16/2023	EUR	1,047	1,190,293
Walter Investment Management Corp., Term Loan B (e)	—	12/18/2020		1,350	1,233,985
					25,329,034

Food & Drug Retailers–1.82%

Adria Group Holding B.V. (Netherlands), Term Loan (e)	—	06/04/2018	EUR	3,500	151,356
Albertsons, LLC, Term Loan B-4	4.04%	08/25/2021		8,143	8,199,405
Term Loan B-5	4.40%	12/21/2022		4,435	4,469,484
Term Loan B-6	4.45%	06/22/2023		906	912,799
Pret A Manger (United Kingdom), Term Loan B-2	5.29%	06/20/2022	GBP	1,510	1,961,306
Rite Aid Corp., Second Lien Term Loan 1	5.75%	08/21/2020		88	88,168
Second Lien Term Loan 2	4.88%	06/21/2021		263	264,204
					16,046,722

Food Products–4.10%

AdvancePierre Foods, Inc., Term Loan	6.00%	06/02/2023		2,691	2,696,695
Candy intermediate Holdings, Inc., Term Loan	5.65%	06/15/2023		2,474	2,360,066
Chefs’ Warehouse Parent, LLC, Term Loan	6.79%	06/22/2022		1,042	1,058,053
CSM Bakery Supplies LLC, First Lien Term Loan (e)	—	07/03/2020		1,266	1,191,512
Dole Food Co., Inc., Term Loan B	4.12%	04/06/2024		4,587	4,612,542
Hearthside Group Holdings, LLC, Revolver Loan(d)	0.00%	06/02/2019		1,374	1,373,352
Term Loan	4.04%	06/02/2021		1,834	1,851,724
Hostess Brands, LLC, Term Loan B	3.54%	08/03/2022		80	80,582
Jacobs Douwe Egberts International B.V., Term Loan B-5	3.44%	07/04/2022		3,619	3,651,854
JBS USA Lux S.A., Term Loan	3.50%	10/30/2022		9,219	9,096,743
Nomad Foods US LLC (United Kingdom), Term Loan B-2	3.76%	05/15/2024		1,236	1,247,241
Pinnacle Foods Finance LLC, Term Loan	3.00%	02/02/2024		881	886,936
Post Holdings, Inc.,
Incremental Term Loan	3.28%	05/24/2024		1,244	1,251,897
Incremental Term Loan 1(e)	—	05/24/2024		1,036	1,043,248
Revolver Loan(d)	0.00%	01/29/2019		2,057	2,055,863
Shearer’s Foods, LLC, First Lien Term Loan (Acquired 06/19/2014-07/15/2014; Cost $1,511,961)	5.08%	06/30/2021		1,506	1,503,460
Second Lien Term Loan (Acquired 06/19/2014; Cost $212,571)	7.90%	06/30/2022		214	207,509
					36,169,277

Food Service–3.23%

Landry’s, Inc., Term Loan B	3.75%	10/04/2023		1,544	1,546,556
New Red Finance, Inc., Term Loan B-3	3.31%	02/16/2024		5,131	5,145,110
NPC International, Inc., First Lien Term Loan	4.51%	04/19/2024		1,377	1,389,469
Second Lien Term Loan	8.51%	04/18/2025		433	438,603
Pizza Hut Holdings, LLC, Term Loan B	3.00%	06/16/2023		1,823	1,837,611
Red Lobster Management, LLC, Term Loan	6.29%	07/28/2021		1,294	1,308,865
Restaurant Holding Co., LLC, First Lien Term Loan	8.80%	02/28/2019		1,087	1,053,479
Steak ‘n Shake Inc., Term Loan	4.80%	03/19/2021		1,110	1,104,786
TKC Holdings, Inc., Term Loan	4.75%	02/01/2023		1,954	1,965,484
TMK Hawk Parent, Corp., Second Lien Term Loan (Acquired 09/26/2014; Cost $572,118)	8.54%	10/01/2022		576	575,965
Term Loan B-1	5.04%	10/01/2021		2,303	2,326,388
US Foods, Inc., Second Lien Incremental Term Loan	3.79%	06/27/2023		9,692	9,785,215
					28,477,531

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Health Care–4.89%

Acadia Healthcare Co., Inc., Term Loan B-1	3.79%	02/11/2022		$828	$836,683
Term Loan B-2	3.75%	02/16/2023		3,007	3,039,556
Auris Luxembourg III S.a.r.l. (Luxembourg), Term Loan B-7	4.15%	01/17/2022		1,576	1,595,546
CareCore National, LLC, Term Loan	5.04%	03/05/2021		1,271	1,285,183
Community Health Systems, Inc., Incremental Term Loan G	3.90%	12/31/2019		1,648	1,650,738
Revolver Loan(d)	0.00%	01/27/2019		1,023	1,020,188
Convatec Inc., Term Loan B	3.54%	10/31/2023		328	330,214
DJO Finance LLC, Term Loan	4.27%	06/07/2020		4,683	4,644,721
Elsan Groupe S.A.S. (France), Term Loan B-2 (e)	—	07/21/2022	EUR	667	758,944
Envision Healthcare Corp., Term Loan	4.15%	12/01/2023		2,230	2,259,277
Explorer Holdings, Inc., Term Loan	6.17%	05/02/2023		804	812,736
Greatbatch, Ltd., Term Loan B	4.51%	10/27/2022		1,607	1,620,857
HC Group Holdings III, Inc., Term Loan	6.04%	04/07/2022		1,541	1,529,857
HCA, Inc., Term Loan B-9	3.04%	03/17/2023		610	612,778
Kindred Healthcare, Inc., Term Loan	4.69%	04/09/2021		521	524,288
Kinetic Concepts, Inc., Term Loan	4.40%	02/03/2024		3,691	3,655,139
MPH Acquisition Holdings LLC, Term Loan	4.90%	06/07/2023		6,263	6,295,663
National Surgical Hospitals, Inc., First Lien Term Loan	4.54%	06/01/2022		1,257	1,260,827
Ortho-Clinical Diagnostics, Inc., Term Loan (e)	—	06/30/2021		728	731,070
Surgery Center Holdings, Inc., Term Loan	4.75%	11/03/2020		838	843,620
Team Health Holdings, Inc., Term Loan	3.79%	02/06/2024		3,623	3,609,118
Unilabs Diagnostics AB (Sweden), Revolver Loan (d)	0.00%	03/12/2021	EUR	943	1,050,818
Western Dental Services, Inc., Term Loan (Acquired 11/05/2012-04/09/2014; Cost $2,361,639)	7.55%	11/01/2018		2,372	2,368,904
WP CityMD Bidco LLC, Term Loan (e)	—	05/24/2024		758	761,249
					43,097,974

Home Furnishings–0.67%

Comfort Holding, LLC, First Lien Term Loan	5.78%	02/05/2024		1,437	1,445,399
Second Lien Term Loan	11.03%	02/03/2025		309	299,036
Serta Simmons Bedding, LLC, First Lien Term Loan	4.59%	11/08/2023		4,173	4,193,925
					5,938,360

Industrial Equipment–2.36%

Accudyne Industries LLC, Revolver Loan(d)	0.00%	09/13/2019		2,808	2,555,528
Term Loan	4.15%	12/13/2019		2,927	2,918,838
Clark Equipment Co., Term Loan B (e)	—	05/12/2024		3,219	3,245,698
Columbus McKinnon Corp., Term Loan	4.15%	01/31/2024		461	464,058
Crosby US Acquisition Corp., First Lien Term Loan	4.17%	11/23/2020		1,928	1,772,053
Filtration Group Corp., First Lien Term Loan	4.29%	11/23/2020		2,735	2,753,863
Generac Power System, Inc., Term Loan (Acquired 05/09/2017-05/11/2017; Cost $435,741)	3.40%	05/31/2023		434	438,070
Milacron LLC, Term Loan B	4.04%	09/25/2023		1,230	1,235,294
MX Holdings US, Inc., Term Loan B-1-B	3.79%	08/16/2023		1,080	1,094,634
North American Lifting Holdings, Inc., First Lien Term Loan	5.65%	11/27/2020		1,606	1,543,342
Rexnord LLC/ RBS Global, Inc., Term Loan B	3.89%	08/21/2023		1,408	1,415,403
Tank Holding Corp., Term Loan	5.29%	03/16/2022		683	686,266
Terex Corp., Term Loan	3.54%	01/31/2024		647	650,309
					20,773,356

Insurance–0.89%

Alliant Holdings I, L.P., Term Loan	4.42%	08/14/2022		300	300,697
AmWINS Group, LLC, First Lien Term Loan	3.78%	01/25/2024		3,800	3,810,892
Second Lien Term Loan	7.79%	01/25/2025		177	181,007
Hub International Ltd., Term Loan	4.17%	10/02/2020		1,184	1,191,769
USI Inc., Term Loan (e)	—	05/16/2024		2,345	2,344,685
York Risk Services Holding Corp., Term Loan	4.90%	10/01/2021		14	13,932
					7,842,982

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Leisure Goods, Activities & Movies–4.21%

Alpha Topco Ltd. (United Kingdom) Second Lien Term Loan	8.07%	07/29/2022		$1,314	$1,325,269
Term Loan B-3	4.57%	02/01/2024		8,948	8,967,682
AMC Entertainment Inc., Incremental Term Loan	3.28%	12/15/2023		1,187	1,194,225
Term Loan	3.25%	12/15/2022		1,410	1,421,096
Ancestry.com Operations Inc., First Lien Term Loan	4.25%	10/19/2023		248	250,707
Bright Horizons Family Solutions, Inc., Term Loan B	3.29%	11/07/2023		678	685,323
Cedar Fair, L.P., Term Loan B	3.29%	04/13/2024		195	197,065
Cinemark USA, Inc., Term Loan	3.33%	05/09/2022		127	127,904
CWGS Group, LLC, Term Loan	4.74%	11/08/2023		3,550	3,577,774
Dorna Sports, S.L. (Spain), Term Loan B-2	3.25%	04/12/2024	EUR	1,059	1,203,233
Term Loan B-2	5.02%	04/12/2024		1,078	1,075,855
Equinox Holdings Inc., First Lien Term Loan	4.29%	03/08/2024		1,841	1,860,409
Second Lien Term Loan	8.04%	09/08/2024		165	168,669
Fitness International, LLC, Term Loan B	5.40%	07/01/2020		2,090	2,119,278
Lions Gate Entertainment Corp. (Canada), Term Loan B	4.00%	12/08/2023		811	816,582
MTL Publishing LLC, Term Loan B-5	3.49%	08/21/2023		2,581	2,589,694
Regal Cinemas Corp., Term Loan(e)	—	04/01/2022		854	859,150
Term Loan	3.54%	04/01/2022		1,355	1,363,583
Sabre GLBL Inc., Term Loan B-3	3.79%	02/22/2024		906	916,459
SeaWorld Parks & Entertainment, Inc., Term Loan B-5	4.15%	04/01/2024		570	568,803
Six Flags Theme Parks Inc., Term Loan B	3.29%	06/30/2022		593	600,255
UFC Holdings, LLC, First Lien Term Loan	4.26%	08/18/2023		3,957	3,983,411
Second Lien Term Loan	8.51%	08/18/2024		1,266	1,294,777
					37,167,203

Lodging & Casinos–5.01%

B&B Hotels S.A.S. (France), Term Loan B	4.25%	03/14/2023	EUR	1,013	1,157,000
Belmond Interfin Ltd. (Bermuda), Term Loan	4.15%	03/21/2021		3,231	3,246,956
Boyd Gaming Corp., Term Loan B	3.45%	09/15/2023		1,019	1,024,742
Caesars Growth Properties Holdings, LLC, Term Loan	3.79%	05/08/2021		3,634	3,662,361
CityCenter Holdings, LLC, Term Loan B	3.50%	04/18/2024		951	956,331
Eldorado Resorts, Inc. Term Loan	3.24%	04/17/2024		600	599,659
Four Seasons Hotels Ltd. (Canada), Term Loan	3.54%	06/27/2020		3,726	3,773,447
Hilton Worldwide Finance, LLC, Term Loan B-2	3.02%	10/25/2023		8,064	8,120,384
La Quinta Intermediate Holdings LLC, Term Loan	3.91%	04/14/2021		5,823	5,866,467
Las Vegas Sands, LLC/Venetian Casino Resort, LLC, Term Loan B	3.05%	03/29/2024		1,843	1,848,782
RHP Hotel Properties, L.P., Term Loan B	3.44%	05/11/2024		755	759,711
Scientific Games International, Inc., Multicurrency Revolver Loan(d)	0.00%	10/18/2018		2,936	2,855,402
Term Loan B-3	5.06%	10/01/2021		4,642	4,719,208
Station Casinos LLC, Term Loan B	3.50%	06/08/2023		3,163	3,165,529
Twin River Management Group, Inc., Term Loan	4.65%	07/10/2020		2,431	2,449,580
					44,205,559

Nonferrous Metals & Minerals–0.25%

American Rock Salt Co. LLC, First Lien Term Loan	4.90%	05/20/2021		671	674,635
First Lien Term Loan	4.90%	05/20/2021		249	250,625
Dynacast International LLC, First Lien Term Loan B-1	4.40%	01/28/2022		1,259	1,265,528
Second Lien Term Loan	9.65%	01/30/2023		15	14,888
					2,205,676

Oil & Gas–6.10%

Ameriforge Group Inc., First Lien Term Loan (f)	5.00%	12/19/2019		28	15,477
Ascent Resources - Marcellus, LLC, First Lien Term Loan	5.25%	08/04/2020		2,665	1,857,320
Bronco Midstream Funding, LLC, Term Loan	5.17%	08/17/2020		2,164	2,194,060

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Oil & Gas–(continued)

California Resources Corp., Term Loan	11.38%	12/31/2021		$1,834	$2,038,756
Citgo Holdings, Inc., Term Loan	9.65%	05/12/2018		3,672	3,725,911
Citgo Petroleum Corp., Term Loan B	4.65%	07/29/2021		543	544,548
Crestwood Holdings LLC, Term Loan B-1	9.00%	06/19/2019		2,341	2,327,422
Drillships Financing Holding Inc., Term Loan B-1 (e)(f)(g)	—	03/31/2021		5,744	4,170,502
Fieldwood Energy LLC, Term Loan	3.92%	09/28/2018		2,231	2,170,297
Term Loan	8.04%	08/31/2020		1,215	1,167,715
Floatel International Ltd., Term Loan	6.15%	06/27/2020		3,872	3,073,433
Gulf Finance, LLC, Term Loan B	6.30%	08/25/2023		4,307	4,166,964
HGIM Corp., Term Loan B	5.64%	06/18/2020		4,524	2,638,105
Jonah Energy LLC, Second Lien Term Loan	7.54%	05/12/2021		1,634	1,605,647
Osum Production Corp. (Canada), Term Loan (Acquired 07/30/2014-04/17/2017; Cost $1,985,395)	6.54%	07/31/2020		2,195	1,799,739
Pacific Drilling S.A. (Luxembourg), Term Loan	4.63%	06/03/2018		300	148,529
Paragon Offshore Finance Co. (Cayman Islands), Term Loan (f)	5.75%	07/16/2021		1,268	508,755
Petroleum GEO-Services ASA, Term Loan	3.65%	03/19/2021		4,791	3,986,866
Samchully Midstream 3 LLC, Term Loan	5.90%	10/20/2021		1,795	1,758,736
Seadrill Operating L.P., Term Loan	4.15%	02/21/2021		12,917	8,937,291
Southcross Energy Partners, L.P., Term Loan	5.40%	08/04/2021		929	835,713
Veresen Midstream US LLC, Term Loan B-2	4.54%	03/31/2022		1,322	1,332,644
Weatherford International Ltd. (Bermuda), Term Loan	3.35%	07/13/2020		2,811	2,782,906
					53,787,336

Publishing–2.27%

Getty Images, Inc., Revolver Loan (d)	0.00%	10/18/2017		2,845	2,787,620
Merrill Communications LLC, Term Loan	6.42%	06/01/2022		42	42,182
Nielsen Finance LLC, Term Loan B-4	2.99%	10/04/2023		9,596	9,641,879
ProQuest LLC, Term Loan	5.29%	10/24/2021		1,647	1,670,975
Southern Graphics Inc., Term Loan	4.32%	10/17/2019		380	382,074
Tribune Media Co., Term Loan C	4.04%	01/27/2024		5,465	5,495,568
					20,020,298

Radio & Television–2.55%

Gray Television, Inc., Term Loan B-2	3.50%	02/07/2024		341	344,113
iHeartCommunications, Inc., Term Loan D	7.79%	01/30/2019		11,745	9,718,654
Term Loan E	8.54%	07/31/2019		12,848	10,673,625
Mission Broadcasting, Inc., Term Loan B	4.00%	01/17/2024		104	105,335
Nexstar Broadcasting, Inc., Term Loan B	4.00%	01/17/2024		1,064	1,075,148
Sinclair Television Group, Inc., Term Loan B	3.30%	01/03/2024		527	527,921
					22,444,796

Retailers (except Food & Drug)–6.56%

Action Holding B.V. (Netherlands), Term Loan B	3.50%	02/25/2022	EUR	492	561,692
Bass Pro Group, LLC, Term Loan	4.24%	06/05/2020		283	283,495
Term Loan	6.15%	12/16/2023		5,887	5,725,856
BJ’s Wholesale Club, Inc., Term Loan B	4.75%	02/03/2024		569	569,013
Burlington Coat Factory Warehouse Corp., Term Loan B-4	3.75%	08/13/2021		950	954,949
CDW LLC, Term Loan	3.15%	08/17/2023		1,737	1,750,240
Cortefiel, S.A. (Spain) PIK Term Loan B-1(h)	1.00%	03/21/2018	EUR	260	234,807
PIK Term Loan B-2(h)	1.00%	03/21/2018	EUR	283	256,030
PIK Term Loan B-3(h)	1.00%	03/21/2018	EUR	3,465	3,129,237
PIK Term Loan B-3(h)	1.00%	03/21/2018	EUR	132	118,853
David’s Bridal, Inc., Term Loan	5.25%	10/11/2019		806	645,298
Fullbeauty Brands Holdings Corp., Term Loan	5.79%	10/14/2022		3,523	2,695,444
J. Crew Group, Inc., Term Loan	4.09%	03/05/2021		584	401,530
Jill Acquisition LLC, Term Loan	6.18%	05/08/2022		626	613,702
Lands’ End, Inc., Term Loan B	4.29%	04/02/2021		2,740	2,370,422
Michaels Stores, Inc., Term Loan B-1	3.78%	01/28/2023		1,624	1,624,749
Moran Foods LLC, Term Loan	7.04%	12/05/2023		1,699	1,681,538

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Retailers (except Food & Drug)–(continued)

National Vision, Inc., First Lien Revolver Loan(d)	0.00%	03/13/2019		$1,533	$1,410,344
First Lien Term Loan	4.04%	03/12/2021		889	894,880
Second Lien Term Loan	6.79%	03/13/2022		86	83,915
Party City Holdings Inc., Term Loan	4.17%	08/19/2022		858	860,402
Payless Inc., DIP Term Loan(d)(f)	0.00%	10/31/2017		490	489,683
DIP Term Loan(f)	3.75%	10/31/2017		291	293,810
Second Lien Term Loan(f)	12.50%	03/11/2022		1,136	58,961
Term Loan (Acquired 03/17/2014-09/30/2014; Cost $3,674,092) (f)	9.00%	03/11/2021		3,687	1,883,280
Petco Animal Supplies, Inc., Term Loan	4.17%	01/26/2023		4,962	4,624,780
Pier 1 Imports (U.S.), Inc., Term Loan	4.54%	04/30/2021		775	747,927
Savers Inc., Term Loan	5.00%	07/09/2019		4,392	4,034,881
Sears Roebuck Acceptance Corp., Term Loan	5.54%	06/30/2018		8,936	8,790,915
Toys ‘R’ US Property Co. I, LLC, Term Loan	6.04%	08/21/2019		6,817	6,629,486
Toys ‘R’ Us-Delaware, Inc., Canadian Term Loan A-1 (Acquired 10/09/2014; Cost $911,645)	8.42%	10/24/2019		925	934,293
Term Loan A-1 (Acquired 10/09/2014; Cost $1,130,436)	8.42%	10/24/2019		1,147	1,158,523
Term Loan B-2	5.25%	05/25/2018		116	111,793
Term Loan B-3	5.25%	05/25/2018		35	34,039
Vivarte (France), Term Loan	4.00%	10/29/2019	EUR	1,488	1,196,944
					57,855,711

Steel–0.06%

Atkore International, Inc., Incremental Term Loan	4.15%	12/22/2023		531	535,973

Surface Transport–1.50%

Kenan Advantage Group, Inc., Canadian Term Loan	4.04%	07/29/2022		715	717,870
Term Loan	4.04%	07/29/2022		2,910	2,920,106
PODS LLC, Term Loan B-2	4.25%	02/02/2022		2,502	2,528,338
Stena International S.A. (Luxembourg), Term Loan	4.15%	03/03/2021		3,182	2,899,827
U.S. Shipping Corp., Term Loan B-2	5.29%	06/26/2021		1,715	1,607,993
XPO Logistics, Inc., Term Loan B	3.41%	11/01/2021		1,557	1,569,891
Zeus Bidco Ltd. (United Kingdom), Term Loan (Acquired 03/24/2017; Cost $957,435)	7.59%	03/29/2024	GBP	778	987,516
					13,231,541

Telecommunications–10.81%

Avaya Inc., DIP Term Loan	8.52%	01/24/2018		943	974,179
CenturyLink, Inc., Term Loan B (e)	—	01/31/2025		9,824	9,817,327
Colorado Buyer Inc., Term Loan	4.17%	05/01/2024		1,647	1,658,204
Communications Sales & Leasing, Inc., Term Loan B	4.04%	10/24/2022		5,224	5,258,279
Consolidated Communications, Inc., Incremental Term Loan(e)	—	10/05/2023		2,507	2,524,926
Term Loan	4.05%	10/05/2023		6,145	6,190,036
Fairpoint Communications, Inc., Term Loan	7.50%	02/14/2019		5,237	5,270,459
Frontier Communications Corp., Term Loan	3.80%	03/31/2021		2,992	2,932,157
GTT Communications, Inc., Term Loan	5.06%	01/09/2024		2,025	2,054,020
Intelsat Jackson Holdings S.A., Term Loan B-2	3.89%	06/30/2019		3,241	3,207,510
Level 3 Financing, Inc., Term Loan B	3.26%	02/22/2024		10,915	10,944,423
LTS Buyer LLC, First Lien Term Loan B	4.40%	04/13/2020		46	46,303
Radiate Holdco, LLC, Term Loan	4.04%	02/01/2024		2,813	2,822,406
SBA Senior Finance II LLC, Incremental Term Loan B-2	3.30%	06/10/2022		2,160	2,167,993
Sprint Communications Inc., Term Loan	3.56%	02/02/2024		7,511	7,541,469
Syniverse Holdings, Inc., Term Loan	4.17%	04/23/2019		4,420	4,224,919
Term Loan B	4.15%	04/23/2019		990	958,275
Telesat LLC, Term Loan B-4	4.15%	11/17/2023		8,131	8,228,830
U.S. Telepacific Corp., Term Loan	6.04%	05/02/2023		3,401	3,377,764
Windstream Services, LLC, Term Loan B-6	5.01%	03/29/2021		6,868	6,922,259
Term Loan B-7	4.26%	02/17/2024		1,213	1,213,464

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Telecommunications–(continued)

Zayo Group, LLC, Incremental Term Loan B-1	3.01%	01/19/2021		$846	$851,237
Incremental Term Loan B-2	3.51%	01/19/2024		6,083	6,129,671
					95,316,110

Utilities–10.01%

AES Corp., (The) Term Loan (e)	—	05/24/2022		1,274	1,273,890
APLP Holdings L.P. (Canada), Term Loan	5.29%	04/13/2023		2,588	2,598,759
Aria Energy Operating LLC, Term Loan	5.54%	05/27/2022		698	701,981
Calpine Construction Finance Co., L.P., Term Loan B-2	3.55%	01/31/2022		4,363	4,356,920
Calpine Corp., Term Loan	2.80%	11/30/2017		2,110	2,118,829
Term Loan	2.80%	12/31/2019		483	483,261
Term Loan	3.90%	01/15/2024		2,438	2,436,417
Term Loan	3.90%	01/15/2024		8,223	8,218,471
Term Loan B-7	3.90%	05/31/2023		3,497	3,494,503
Dynegy Inc., Term Loan C-1	4.25%	02/07/2024		6,305	6,304,757
Eastern Power, LLC, Term Loan	5.04%	10/02/2023		4,221	4,205,485
Energy Future Intermediate Holding Co. LLC, Term Loan	4.29%	06/30/2017		1,367	1,375,029
Granite Acquisition, Inc., First Lien Term Loan B	5.15%	12/17/2021		2,910	2,916,855
First Lien Term Loan C	5.15%	12/17/2021		130	130,162
Second Lien Term Loan B	8.40%	12/19/2022		539	534,984
Lightstone Holdco LLC, Term Loan B	5.54%	01/30/2024		4,400	4,318,724
Term Loan C	5.54%	01/30/2024		271	266,434
Nautilus Power LLC, Term Loan	5.54%	05/16/2024		1,704	1,694,100
NRG Energy Inc., Revolver Loan A(d)	0.00%	07/01/2018		20,279	20,122,737
Revolver Loan A	0.64%	07/01/2018		1,050	1,042,120
Term Loan	3.29%	06/30/2023		5,683	5,685,709
Pike Corp., Second Lien Term Loan (Acquired 03/07/2017; Cost $111,349)	9.05%	09/10/2024		112	114,421
Term Loan	4.80%	03/10/2024		581	586,922
Southeast PowerGen LLC, Term Loan B	4.65%	12/02/2021		719	697,371
Talen Energy Supply, LLC, Term Loan B-1	5.05%	07/06/2023		271	255,763
USIC Holding, Inc., Term Loan	5.17%	12/09/2023		1,832	1,848,041
Vistra Operations Co. LLC, Incremental Term Loan	4.26%	12/14/2023		1,334	1,336,726
Term Loan	3.79%	08/04/2023		7,446	7,404,760
Term Loan C	3.79%	08/04/2023		1,702	1,693,037
					88,217,168
Total Variable Rate Senior Loan Interests					1,175,920,333

Bonds & Notes–8.94%

Aerospace & Defense–0.30%

LMI Aerospace, Inc.	7.38%	07/15/2019		2,561	2,676,245

Air Transport–0.43%

LATAM Airlines Group S.A. (Chile)	4.50%	08/15/2025		411	400,561
Mesa Airlines, Inc. (i)	5.75%	01/15/2024		3,362	3,424,830
					3,825,391

Automotive–0.37%

Federal-Mogul Holdings Corp. (j)	4.88%	04/15/2024	EUR	1,000	1,129,584
Schaeffler AG (Germany) (i)	4.13%	09/15/2021		551	567,530
Schaeffler AG (Germany) (i)	4.50%	09/15/2023		551	566,841
Schaeffler AG (Germany) (i)	4.75%	09/15/2026		1,015	1,031,494
					3,295,449

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Business Equipment & Services–0.88%

Dream Secured Bondco AB (Sweden) (i)(j)	8.25%	10/21/2023	SEK	1,408	$163,199
Dream Secured Bondco AB (Sweden) (i)(j)	8.25%	10/21/2023	EUR	1,850	2,099,591
ICBPI (United Kingdom) (i)	7.13%	05/30/2021	EUR	600	705,082
ICBPI (United Kingdom) (i)(j)	8.00%	05/30/2021	EUR	1,500	1,733,863
TeamSystems S.p.A. (Italy) (i)(j)	7.25%	05/20/2022	EUR	1,500	1,681,079
West Corp. (i)	4.75%	07/15/2021		$1,323	1,367,651
					7,750,465

Cable & Satellite Television–1.75%

Altice Financing S.A. (Luxembourg) (i)	6.63%	02/15/2023		490	523,687
Altice Financing S.A. (Luxembourg) (i)	7.50%	05/15/2026		4,930	5,447,650
Altice US Finance I Corp. (i)	5.50%	05/15/2026		6,796	7,144,295
Numbericable-SFR S.A. (France) (i)	6.00%	05/15/2022		311	326,161
Numbericable-SFR S.A. (France) (i)	7.38%	05/01/2026		1,213	1,314,589
Virgin Media Investment Holdings Ltd. (United Kingdom) (i)	5.50%	08/15/2026		656	674,860
					15,431,242

Chemicals & Plastics–0.30%

Hexion Specialty Chemicals, Inc.	6.63%	04/15/2020		2,821	2,651,552

Containers & Glass Products–0.59%

Ardagh Glass Finance PLC (i)(j)	4.43%	05/15/2021		1,025	1,048,063
Ardagh Glass Finance PLC	4.25%	09/15/2022		657	670,140
Ardagh Glass Finance PLC (i)	4.63%	05/15/2023		1,021	1,047,801
Horizon Holdings III (France) (i)	8.25%	02/15/2022	EUR	684	827,247
Reynolds Group Holdings, Inc. (i)(j)	4.66%	07/15/2021		1,157	1,183,033
Reynolds Group Holdings, Inc.	5.75%	10/15/2020		451	463,966
					5,240,250

Electronics & Electrical–0.47%

Blackboard Inc. (i)	9.75%	10/15/2021		2,582	2,569,090
Dell International LLC (i)	5.45%	06/15/2023		858	934,429
Micron Technology, Inc. (i)	7.50%	09/15/2023		585	655,017
					4,158,536

Financial Intermediaries–0.96%

Garfunkelux Holdco 3 S.A. (Luxembourg) (i)(j)	5.50%	10/01/2021	EUR	971	1,112,589
Garfunkelux Holdco 3 S.A. (Luxembourg) (i)	7.50%	08/01/2022	EUR	1,611	1,946,512
Garfunkelux Holdco 3 S.A. (Luxembourg) (i)	11.00%	11/01/2023	GBP	1,250	1,801,335
Lindorff Group AB (Norway) (i)(j)	5.50%	08/15/2020	EUR	1,593	1,798,631
Nemean Bondco PLC (United Kingdom) (i)(j)	6.82%	02/01/2023	GBP	600	774,037
Nemean Bondco PLC (United Kingdom) (i)	7.38%	02/01/2024	GBP	565	743,318
Promontoria MCS (France) (i)(j)	5.75%	09/30/2021	EUR	274	317,802
					8,494,224

Health Care–0.94%

Care UK Health & Social Care PLC (United Kingdom) (i)(j)	5.34%	07/15/2019	GBP	1,906	2,455,787
DJO Finance LLC	10.75%	04/15/2020		2,773	2,398,645
DJO Finance LLC (i)	8.13%	06/15/2021		1,049	980,815
IDH Finance PLC (United Kingdom) (i)	6.25%	08/15/2022	GBP	1,000	1,236,912
IDH Finance PLC (United Kingdom) (i)(j)	6.32%	08/15/2022	GBP	1,000	1,249,797
					8,321,956

Lodging & Casinos–0.21%

ESH Hospitality, Inc. (i)	5.25%	05/01/2025		740	757,575
Travelodge Hotels Ltd. (United Kingdom) (j)	5.20%	05/15/2023	GBP	800	1,044,933
					1,802,508

Nonferrous Metals & Minerals–0.30%

TiZir Ltd. (United Kingdom)	9.00%	09/28/2017		2,600	2,626,000

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Oil & Gas–0.20%

FTS International, Inc. (i)(j)	8.63%	06/15/2020		$389	$393,862
Pacific Drilling S.A. (Luxembourg) (i)	5.38%	06/01/2020		2,587	1,319,370
					1,713,232

Radio & Television–0.32%

Clear Channel International B.V. (i)	8.75%	12/15/2020		2,611	2,780,715

Rail Industries–0.02%

Channel Link Enterprises Finance PLC (United Kingdom) (j)	2.71%	06/30/2050	EUR	169	193,693
Retailers (except Food & Drug)–0.35%
Claire’s Stores Inc. (i)	6.13%	03/15/2020		682	287,292
New Look PLC (United Kingdom) (i)	6.50%	07/01/2022	GBP	125	139,092
New Look PLC (United Kingdom) (i)	8.00%	07/01/2023	GBP	1,850	1,803,815
TWIN SET - Simona Barbieri S.p.A. (Italy) (i)(j)	5.54%	07/15/2019	EUR	728	819,966
					3,050,165

Surface Transport–0.05%

Avis Budget Car Rental, LLC (i)	4.13%	11/15/2024	EUR	212	230,582
Hertz Corp. (i)	5.50%	10/15/2024		248	198,400
					428,982

Telecommunications–0.50%

Communications Sales & Leasing, Inc. (i)	6.00%	04/15/2023		742	776,317
Communications Sales & Leasing, Inc. (i)	7.13%	12/15/2024		180	180,900
Goodman Networks Inc.	12.13%	07/01/2018		5,089	1,908,375
Wind Telecomunicazioni S.p.A. (Italy) (i)	6.50%	04/30/2020		219	227,486
Wind Telecomunicazioni S.p.A. (Italy) (i)	7.38%	04/23/2021		699	732,203
Windstream Services, LLC	6.38%	08/01/2023		22	18,755
Zayo Group, LLC (i)	5.75%	01/15/2027		517	547,374
					4,391,410
Total Bonds & Notes					78,832,015

Structured Products–2.36%

Apidos CLO X (i)(j)	7.42%	10/30/2022		776,000	778,439
Atrium X LLC (i)(j)	5.66%	07/16/2025		269,000	264,122
Babson CLO Ltd. (i)(j)	5.66%	01/18/2025		848,000	822,772
Gallatin Funding CLO VII, Ltd. (i)(j)	6.83%	07/15/2023		1,619,000	1,622,856
Highbridge Loan Management, Ltd. (i)(j)	6.62%	05/05/2027		500,000	489,095
KKR Financial CLO, Ltd. (i)(j)	6.63%	12/15/2024		2,605,000	2,617,901
Madison Park Funding XIV, Ltd. (i)(j)	6.56%	07/20/2026		950,000	878,820
NewStar Berkeley Fund CLO LLC (i)(j)	6.26%	10/25/2028		1,489,000	1,436,922
NewStar Commercial Loan Funding (i)(j)	6.66%	01/20/2027		1,000,000	1,005,060
Octagon Investment Partners XVIII, Ltd. (i)(j)	6.43%	12/16/2024		2,631,000	2,627,109
Regatta IV Funding Ltd. (i)(j)	6.11%	07/25/2026		930,000	884,973
Symphony CLO VIII, Ltd. (i)(j)	7.16%	01/09/2023		2,588,000	2,601,508
Voya CLO I, Ltd. (i)(j)	6.16%	04/15/2024		2,200,000	2,184,957
Voya CLO III, Ltd. (i)(j)	4.66%	12/13/2020		2,140,898	2,147,819
Voya CLO IV, Ltd. (i)(j)	5.40%	06/14/2022		437,000	440,011
Total Structured Products					20,802,364

				Shares

Common Stocks & Other Equity Interests–4.65%(k)

Aerospace & Defense–0.40%

IAP Worldwide Services (Acquired 07/18/2014-08/18/2014; Cost $208,294) (i)(l)				192	3,531,637

Automotive–0.02%

Transtar Holding Co. Class A				2,509,496	145,551

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Shares	Value

Building & Development–1.06%

Axia Inc. (Acquired 05/30/2008; Cost $2,673,763) (i)(l)(m)	595	$5,341,366
BMC Stock Holdings, Inc. (l)	159,996	3,119,922
Lake at Las Vegas Joint Venture, LLC, Class A (Acquired 07/15/2010; Cost $7,937,680) (i)(l)	780	0
Class B (Acquired 07/15/2010; Cost $93,970) (i)(l)	9	0
Newhall Holding Co., LLC Class A (Acquired 03/26/2007-03/28/2013; Cost $3,099,693) (i)(l)	346,692	866,730
		9,328,018

Chemicals & Plastics–0.00%

Lyondell Chemical Co. Class A	383	30,839

Conglomerates–0.04%

Euramax International, Inc. (Acquired 07/09/2009; Cost $4,543,100) (i)(l)	4,207	336,568

Drugs–0.00%

BPA Laboratories, Class A, Wts. expiring 04/29/2024 (Acquired 04/29/2014; Cost $0) (i)(l)	5,562	0
Class B, Wts. expiring 04/29/2024 (Acquired 04/29/2014; Cost $0) (i)(l)	8,918	0
		0

Financial Intermediaries–0.00%

RJO Holdings Corp. (Acquired 12/10/2010; Cost $0) (i)(l)	1,482	8,148
RJO Holdings Corp., Class A (Acquired 12/10/2010; Cost $0) (i)(l)	1,142	1,257
Class B (Acquired 12/10/2010; Cost $0) (i)(l)	1,667	17
		9,422

Forest Products–0.02%

Verso Corp. Class A (l)	57,236	195,747

Health Care–0.02%

New Millennium Holdco (i)(l)	134,992	186,424

Lodging & Casinos–1.22%

Twin River Management Group, Inc. (Acquired 11/05/2010; Cost $1,444,539) (i)(l)	134,134	10,797,787

Nonferrous Metals & Minerals–0.20%

Arch Coal, Inc. (l)	24,773	1,753,185

Oil & Gas–0.44%

CJ Holding Co. (l)	26,015	878,266
Samson Investment Co.	132,022	3,036,506
		3,914,772

Publishing–0.53%

Affiliated Media, Inc. (i)(l)	46,746	1,098,522
Cygnus Business Media, Inc. (Acquired 07/19/2004; Cost $1,251,821) (i)(l)(m)	5,882	0
F&W Publications, Inc. (Acquired 06/09/2010; Cost $18,581) (i)(l)	15,519	775,940
MC Communications, LLC (Acquired 07/02/2009; Cost $0) (i)(l)	333,084	0
Merrill Communications LLC Class A (i)(l)	399,283	2,745,071
Tronc, Inc. (l)	4,118	46,204
		4,665,737

Telecommunications–0.01%

CTM Media Holdings Inc. (l)	1,270	57,290

Utilities–0.69%

Vistra Operations Co. LLC (i)	377,472	383,889
Vistra Operations Co. LLC (l)	377,472	5,575,261
Vistra Operations Co. LLC (Acquired 10/03/2016; Cost $290,499) (i)(l)	618,084	92,713
		6,051,863
Total Common Stocks & Other Equity Interests		41,004,840

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Shares	Value

Preferred Stocks–0.01%(k)

Financial Intermediaries–0.00%

RJO Holdings Corp. (Acquired 12/10/2010; Cost $0) (i)(l)	324	$3,244

Retailers (except Food & Drug)–0.00%

Vivarte (France) (Acquired 01/06/2016-02/16/2017; Cost $0) (i)(l)	1,297	0

Utilities–0.01%

Genie Energy Ltd.	7,632	58,080
Total Preferred Stocks		61,324
TOTAL INVESTMENTS(n)–149.31% (Cost $1,335,097,253)		1,316,620,876
BORROWINGS–(31.75)%		(280,000,000)
VARIABLE RATE TERM PREFERRED SHARES–(11.34)%		(100,000,000)
OTHER ASSETS LESS LIABILITIES–(6.22)%		(54,795,251)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%		$881,825,625

Investment Abbreviations:

CLO	— Collateralized Loan Obligation	DIP	— Debtor-in-possession	EUR	— Euro
GBP	— British Pound	PIK	— Payment in Kind	SEK	— Swedish Krona
Wts.	— Warrants

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.

(b)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”), and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Trust’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(c)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(d)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 5.

(e)	This variable rate interest will settle after May 31, 2017, at which time the interest rate will be determined.

(f)	The borrower has filed for protection in federal bankruptcy court.

(g)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2017 was $4,170,502, which represented less than 1% of the Trust’s Net Assets.

(h)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Cortefiel, S.A. PIK Term Loan B-1	4.25%	1.00%
Cortefiel, S.A. PIK Term Loan B-2	4.25	1.00
Cortefiel, S.A. PIK Term Loan B-3	4.25	1.00
Cortefiel, S.A. PIK Term Loan B-3	5.65	1.00
(i)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2017 was $109,621,243, which represented 12.43% of the Trust’s Net Assets.

(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2017.

(k)	Securities acquired through the restructuring of senior loans.

(l)	Non-income producing security.

(m)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Trust has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of May 31, 2017 was $5,341,366, which represented less than 1% of the Trust’s Net Assets. See Note 4.

(n)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible securities) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Trust may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Senior Income Trust

A.	Security Valuations – (continued)

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Purchased on a When-Issued and Delayed Delivery Basis – The Trust may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Trust may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Trust invests and are shown in the Statement of Operations.

Invesco Senior Income Trust

F.	Forward Foreign Currency Contracts – The Trust may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Trust may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Trust may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Trust will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Trust owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Industry Focus – To the extent that the Trust invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Trust’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.
H.	Bank Loan Risk – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Trust has unsettled or open transactions may fail to or be unable to perform on its commitments. The Trust seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
I.	Other Risks – The Trust may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Trust invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Trust in a corporate loan may take the form of participation interests or assignments. If the Trust purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Trust would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Trust’s rights against the Borrower but also for the receipt and processing of payments due to the Trust under the corporate loans. As such, the Trust is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Trust and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

J.	Leverage Risk – The Trust may utilize leverage to seek to enhance the yield of the Trust by borrowing or issuing preferred shares. There are risks associated with borrowing or issuing preferred shares in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the common shares, and that fluctuations in the interest rates on the borrowing or dividend rates on preferred shares may affect the yield and distributions to the common shareholders. There can be no assurance that the Trust’s leverage strategy will be successful.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Invesco Senior Income Trust

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended May 31, 2017, there were transfers from Level 2 to Level 3 of $22,835,564, due to third-party vendor quotations utilizing single market quotes and from Level 3 to Level 2 of $20,631,693, due to third-party vendor quotations utilizing more than one market quote.

	Level 1	Level 2	Level 3	Total
Variable Rate Senior Loan Interest	$—	$1,101,042,712	$74,877,621	$1,175,920,333
Bonds & Notes	—	78,832,015	—	78,832,015
Structured Products	—	20,802,364	—	20,802,364
Common Stocks & Other Equity Interests	11,656,715	7,595,962	21,752,163	41,004,840
Preferred Stocks	58,080	—	3,244	61,324
	11,714,795	1,208,273,053	96,633,028	1,316,620,876
Forward Foreign Currency Contracts*	—	(2,709,064)	—	(2,709,064)
Total Investments	$11,714,795	$1,205,563,989	$96,633,028	$1,313,911,812
*	Unrealized appreciation (depreciation).

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended May 31, 2017:

	Value 02/28/17	Purchases	Sales	Accrued discounts/ premiums	Net realized gain (loss)	Net Change in Unrealized Appreciation	Transfers into Level 3	Transfers out of Level 3	Value 05/31/17
Variable Rate Senior Loan Interests	$ 100,978,388	$ 11,762,084	$ (29,522,294)	$ 201,888	$ (1,147,668)	$ 2,065,869	$ 11,171,047	$ (20,631,693)	$ 74,877,621
Common Stocks & Other Equity Interests	6,857,401	—	—	—	—	3,230,245	11,664,517	—	21,752,163
Preferred Stocks	3,244	—	—	—	(101,952)	101,952	—	—	3,244
Total	$ 107,839,033	$ 11,762,084	$ (29,522,294)	$ 201,888	$ (1,249,620)	$ 5,398,066	$ 22,835,564	$ (20,631,693)	$ 96,633,028

Securities determined to be Level 3 at the end of the reporting period were valued utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

NOTE 3 — Derivative Investments

The Trust may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Trust may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Trust does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Invesco Senior Income Trust

Open Forward Foreign Currency Contracts
Settlement		Contract to				Notional	Unrealized Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
06/15/2017	Barclays Bank PLC	GBP	12,353,266	USD	15,444,643	$15,922,685	$(478,042)
06/15/2017	Barclays Bank PLC	USD	9,264,212	GBP	7,240,383	9,332,459	68,247
06/15/2017	Citibank, N.A.	EUR	13,920,066	USD	14,829,047	15,647,394	(818,347)
06/15/2017	Citibank, N.A.	USD	15,584,265	EUR	14,319,637	16,096,546	512,281
06/15/2017	Goldman Sachs International	EUR	13,921,006	USD	14,831,578	15,648,449	(816,871)
06/15/2017	Goldman Sachs International	USD	13,563,829	EUR	12,460,914	14,007,176	443,347
06/15/2017	JPMorgan Chase Bank, N.A.	SEK	4,543,207	USD	503,961	523,098	(19,137)
06/15/2017	JPMorgan Chase Bank, N.A.	USD	506,983	SEK	4,543,207	523,098	16,115
06/15/2017	Royal Bank of Canada	EUR	15,396,667	USD	16,412,786	17,307,225	(894,439)
06/15/2017	Royal Bank of Canada	GBP	316,786	USD	402,483	408,321	(5,838)
06/15/2017	Royal Bank of Canada	USD	17,812,166	EUR	16,457,189	18,499,345	687,179
06/15/2017	Royal Bank of Canada	USD	6,999,984	GBP	5,429,669	6,998,547	(1,437)
06/17/2017	Barclays Bank PLC	GBP	5,560,057	USD	7,174,492	7,174,040	452
06/17/2017	Citibank, N.A.	EUR	15,160,606	USD	16,548,337	17,071,459	(523,122)
06/17/2017	Goldman Sachs International	EUR	12,500,448	USD	13,631,238	14,076,013	(444,775)
06/17/2017	JPMorgan Chase Bank, N.A.	SEK	1,481,558	USD	167,232	170,903	(3,671)
06/17/2017	Royal Bank of Canada	EUR	12,858,892	USD	14,032,367	14,479,636	(447,269)
06/17/2017	Royal Bank of Canada	GBP	5,444,651	USD	7,026,703	7,025,133	1,570
06/17/2017	Royal Bank of Canada	USD	1,183,002	EUR	1,063,634	1,197,695	14,693
Total Forward Foreign Currency Contracts—Currency Risk							$ (2,709,064)

Currency Abbreviations:

EUR   —  Euro             GBP   —  British Pound Sterling             SEK   —  Swedish Krona             USD   —  U.S. Dollar

Value of Derivative Investments at Period-End

The table below summarizes the value of the Trust’s derivative investments, detailed by primary risk exposure, held as of May 31, 2017:

Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$ 1,743,884
Derivatives not subject to master netting agreements	—
Total Derivative Assets subject to master netting agreements	1,743,884
Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	(4,452,948)
Derivatives not subject to master netting agreements	—
Total Derivative Liabilities subject to master netting agreements	$(4,452,948)

Effect of Derivative Investments for the three months ended May 31, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Currency Risk
Realized Gain:
Forward foreign currency contracts	$ 100,685
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(2,688,573)
Total	$ (2,587,888)

The table below summarizes the average notional value of forward foreign currency contracts outstanding during the period.

Invesco Senior Income Trust

Forward Foreign Currency Contracts
Average notional value	$190,957,253

NOTE 4 — Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Trust has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the three months ended May 31, 2017.

	Value 02/28/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value 05/31/17	Dividend Income
Axia Inc., Common Shares	$5,341,366	$—	$—	$—	$—	$5,341,366	$—
Cygnus Business Media, Inc., Common Shares	0	—	—	—	—	0	—
Total	$5,341,366	$—	$—	$—	$—	$5,341,366	$—

NOTE 5 — Unfunded Loan Commitments

Pursuant to the terms of certain Senior Loan agreements, the Trust held the following unfunded loan commitments as of May 31, 2017. The Trust intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve.

Borrower	Type		Principal Amount*	Value
Accudyne Industries LLC	Revolver Loan		$2,808,273	$2,555,528
Allied Universal Holdco, LLC	Incremental Delayed Draw Term Loan		585,425	585,425
Brickman Group Ltd. LLC	Revolver Loan		509,854	474,165
CH Hold Corp.	First Lien Delayed Draw Term Loan		90,219	90,219
Community Health Systems, Inc.	Revolver Loan		1,023,084	1,020,188
Delta Air Lines, Inc.	Revolver Loan		2,003,600	1,988,573
Getty Images, Inc.	Revolver Loan		2,844,511	2,787,620
Hearthside Group Holdings, LLC	Revolver Loan		1,374,404	1,373,352
IAP Worldwide Services	Revolver Loan		1,129,324	1,106,738
ICSH, Inc.	Delayed Draw Term Loan		227,615	227,615
MacDermid, Inc.	Multicurrency Revolver Loan		953,265	952,669
MacDermid, Inc.	Revolver Loan		953,265	952,669
National Vision, Inc.	Revolver Loan		1,532,982	1,410,344
NRG Energy Inc.	Revolver Loan A		20,279,498	20,122,737
Oberthur Technologies of America Corp.	Term Loan B-2		1,764,975	1,764,975
Payless Inc.	DIP Term Loan		489,683	489,683
Post Holdings, Inc.	Revolver Loan		2,057,149	2,055,863
Prime Security Services Borrower, LLC	Revolver Loan		1,770,367	1,769,260
Scientific Games International, Inc.	Multicurrency Revolver Loan		2,936,146	2,855,402
Transtar Holding Co.	Exit Term Loan		255,231	255,231
TricorBraun Inc.	Delayed Draw Term Loan		157,971	157,971
Unilabs Diagnostics AB	Revolver Loan	EUR	942,706	1,050,818
				$46,047,045

* Principal amounts are denominated in U.S. Dollars unless otherwise noted.

Currency Abbreviations:

EUR - Euro

Invesco Senior Income Trust

NOTE 6 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2017 was $168,404,926 and $148,001,221, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$35,009,521
Aggregate unrealized (depreciation) of investment securities	(54,770,843)
Net unrealized appreciation (depreciation) of investment securities	$(19,761,322)
Cost of investments for tax purposes is $1,336,382,198.

NOTE 7 — Senior Loan Participation Commitments

The Trust invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Trust purchases a participation of a Senior Loan interest, the Trust typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Trust assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Trust and the borrower.

At the three months ended May 31, 2017, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Trust on a participation basis.

Selling Participant	Principal Amount	Value
Barclays Bank PLC	$2,844,511	$2,787,620
Citibank, N.A.	2,808,273	2,555,528
Goldman Sachs Lending Partners LLC	3,590,131	3,466,207
Mizuho Corporate Bank	21,329,736	21,164,857
Total		$29,974,212

Invesco Senior Income Trust

Item 2.	Controls and Procedures.

(a)	As of May 19, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 19, 2017, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Senior Income Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 28, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 28, 2017

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	July 28, 2017

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.